INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payable (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Current
Trade creditors	$ 114,286,611	$ 94,653,017
Taxes	2,322,285	1,265,771
Miscellaneous	1,440,273	133,198
Trade and other payable	165,096,567	125,849,620
Shareholders and other related parties
Current
Trade payable, related party	56,732	44,579
Parent company
Current
Trade payable, related party	88,739	670,730
Joint ventures and associates
Current
Trade payable, related party	$ 46,901,927	$ 29,082,325